Investments in Marketable Securities - Schedule of Gross Unrealized Losses on Available for Sale Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Gain (Loss) on Investments [Line Items]
Gross unrealized loss position for less than 12 months on available-for-sale securities, Fair value		¥ 1
Gross unrealized loss position for less than 12 months on available-for-sale securities, Unrealized losses		0
Gross unrealized loss position for 12 months or greater than 12 months on available-for-sale securities, Fair value		129
Gross unrealized loss position for 12 months or greater than 12 months on available-for-sale securities, Unrealized losses		93
Marketable equity securities [Member]
Gain (Loss) on Investments [Line Items]
Gross unrealized loss position for less than 12 months on available-for-sale securities, Fair value		1
Gross unrealized loss position for less than 12 months on available-for-sale securities, Unrealized losses		0
Gross unrealized loss position for 12 months or greater than 12 months on available-for-sale securities, Fair value		129
Gross unrealized loss position for 12 months or greater than 12 months on available-for-sale securities, Unrealized losses		¥ 93